UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 88.0%
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 0.1%
Allison Transmission Inc., Senior Notes	11.000%	11/1/15	$120,000	$128,400	(a)
Lear Corp., Senior Notes	8.125%	3/15/20	50,000	51,063

Total Auto Components				179,463

Automobiles - 0.9%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	1,790,000	680,200	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	1,990,000	741,275	(b)

Total Automobiles				1,421,475

Diversified Consumer Services - 0.9%
Service Corp. International, Senior Notes	7.500%	4/1/27	280,000	257,600
Sotheby’s, Senior Notes	7.750%	6/15/15	370,000	377,862
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	730,000	755,550	(a)

Total Diversified Consumer Services				1,391,012

Hotels, Restaurants & Leisure - 7.6%
Ameristar Casinos Inc., Senior Notes	9.250%	6/1/14	515,000	542,037
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	340,000	285,600
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	640,000	585,600	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	1,105,000	988,975
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	315,000	326,025
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	440,000	291,500
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	924,000	773,850
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	321,000	286,492
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	1,400,000	1,515,500
Indianapolis Downs LLC & Capital Corp., Senior Secured Notes	11.000%	11/1/12	440,000	294,800	(a)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	1,460,000	708,100	(b)(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	360,000	388,800	(a)
MGM MIRAGE Inc., Notes	6.750%	9/1/12	985,000	935,750
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	35,000	35,394
MGM MIRAGE Inc., Senior Secured Notes	10.375%	5/15/14	90,000	99,675	(a)
MGM MIRAGE Inc., Senior Secured Notes	11.125%	11/15/17	215,000	242,950	(a)
MGM MIRAGE Inc., Senior Secured Notes	9.000%	3/15/20	360,000	372,600	(a)
MGM MIRAGE Inc., Senior Subordinated Notes	8.375%	2/1/11	270,000	270,675
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	200,000	172,000
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	730,000	781,100	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	100,000	92,750
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	6.875%	2/15/15	110,000	83,875
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	700,000	764,750	(a)
Penn National Gaming Inc., Senior Subordinated Notes	8.750%	8/15/19	160,000	163,200	(a)
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	485,000	476,512	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	640,000	540,800
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	390,000	286,650	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	20,000	15,500	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	495,000	35,888	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	1,005,000	77,888	(b)(c)

Total Hotels, Restaurants & Leisure				12,435,236

Household Durables - 0.5%
American Greetings Corp., Senior Notes	7.375%	6/1/16	205,000	205,513
Libbey Glass Inc., Senior Secured Notes	10.000%	2/15/15	390,000	412,425	(a)
Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes	9.750%	9/1/12	286,000	273,130	(c)

Total Household Durables				891,068

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet & Catalog Retail - 0.3%
Netflix Inc., Senior Notes	8.500%	11/15/17	$280,000	$295,400
QVC Inc., Senior Secured Notes	7.375%	10/15/20	245,000	247,450	(a)

Total Internet & Catalog Retail				542,850

Leisure Equipment & Products - 0.1%
Eastman Kodak Co., Senior Notes	7.250%	11/15/13	170,000	162,775

Media - 4.7%
Affinion Group Inc., Senior Subordinated Notes	11.500%	10/15/15	475,000	489,250
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	936,723	1,121,726	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	265,000	255,725	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	540,000	526,500	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	770,000	865,287	(a)
Clear Channel Communications Inc., Senior Notes	6.250%	3/15/11	360,000	350,100
CSC Holdings Inc., Senior Notes	8.625%	2/15/19	270,000	297,000	(a)
DISH DBS Corp., Senior Notes	6.625%	10/1/14	200,000	202,000
DISH DBS Corp., Senior Notes	7.875%	9/1/19	950,000	992,750
Nielsen Finance LLC / Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	680,000	649,400
Sun Media Corp., Senior Notes	7.625%	2/15/13	495,000	488,194
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	750,000	825,000	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	260,000	274,300	(a)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	150,000	164,625
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	210,000	224,175

Total Media				7,726,032

Multiline Retail - 0.6%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	434,524	445,387	(e)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	625,000	559,375

Total Multiline Retail				1,004,762

Specialty Retail - 0.9%
Blockbuster Inc., Senior Secured Notes	11.750%	10/1/14	441,000	327,442	(a)
Michaels Stores Inc., Senior Notes	10.000%	11/1/14	240,000	254,400
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	320,000	347,200
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	610,000	542,900

Total Specialty Retail				1,471,942

Textiles, Apparel & Luxury Goods - 0.6%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	945,000	1,058,400

TOTAL CONSUMER DISCRETIONARY				28,285,015

CONSUMER STAPLES - 1.4%
Food Products - 0.5%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	260,000	263,900	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	260,000	273,975	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	220,000	246,400	(a)

Total Food Products				784,275

Household Products - 0.3%
American Achievement Corp., Senior Subordinated Notes	8.250%	4/1/12	215,000	213,925	(a)
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	7.750%	10/15/16	350,000	361,375	(a)

Total Household Products				575,300

Tobacco - 0.6%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	890,000	934,500	(a)

TOTAL CONSUMER STAPLES				2,294,075

ENERGY - 13.1%
Energy Equipment & Services - 1.8%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	705,000	779,025

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Energy Equipment & Service - continued
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	$250,000	$248,750
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	240,000	239,400
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	335,000	335,837	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	735,000	746,944
Parker Drilling Co., Senior Notes	9.125%	4/1/18	540,000	555,525	(a)

Total Energy Equipment & Services				2,905,481

Oil, Gas & Consumable Fuels - 11.3%
Adaro Indonesia PT, Notes	7.625%	10/22/19	140,000	146,132	(a)
Arch Coal Inc., Senior Notes	8.750%	8/1/16	465,000	494,062	(a)
Atlas Pipeline Partners LP, Senior Notes	8.750%	6/15/18	175,000	169,750
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	1,530,000	1,438,200
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	440,000	487,300
Chesapeake Energy Corp., Senior Notes	6.375%	6/15/15	460,000	454,250
Compagnie Generale de Geophysique SA, Senior Notes	7.500%	5/15/15	295,000	297,213
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	660,000	681,450	(a)
Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds	5.251%	4/15/10	1,323,025	979,038	(a)(c)(d)(e)
Crosstex Energy/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	330,000	341,963	(a)
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	473,000	503,745
El Paso Corp., Medium-Term Notes	8.050%	10/15/30	1,500,000	1,504,905
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	545,000	553,848	(d)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	175,000	166,713	(d)
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	30,000	19,350	(a)(b)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	770,000	785,400
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	500,000	501,875	(a)
Mariner Energy Inc., Senior Notes	7.500%	4/15/13	315,000	318,938
Mariner Energy Inc., Senior Notes	8.000%	5/15/17	230,000	227,125
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	645,000	664,350	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	370,000	382,950	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	170,000	159,800
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	290,000	274,050
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	520,000	518,700
Petrohawk Energy Corp., Senior Notes	9.125%	7/15/13	490,000	513,887
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	160,000	163,800
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	310,000	280,550	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	240,000	207,600	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	435,000	482,850
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	430,000	457,950
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	310,000	317,750
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	425,000	488,750
SandRidge Energy Inc., Senior Notes	8.625%	4/1/15	1,585,000	1,549,337	(e)
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	1,450,000	1,283,250
Teekay Corp., Senior Notes	8.500%	1/15/20	695,000	729,750

Total Oil, Gas & Consumable Fuels				18,546,581

TOTAL ENERGY				21,452,062

FINANCIALS - 16.8%
Capital Markets - 0.1%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	545,000	129,437	(b)

Commercial Banks - 1.5%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	320,000	265,017
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	190,000	192,850	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	100,000	98,375	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks - continued
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	$300,000	$326,250	(a)(d)(f)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	520,000	517,400
NB Capital Trust IV	8.250%	4/15/27	350,000	356,125
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	295,000	286,818
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	130,000	123,219
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	253,027	282,794	(d)(f)

Total Commercial Banks				2,448,848

Consumer Finance - 5.3%
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	545,000	630,838	(a)
Ford Motor Credit Co., Senior Notes	3.001%	1/13/12	210,000	204,225	(d)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	3,080,000	3,683,283
GMAC Inc., Debentures, zero coupon bond	0.000%	6/15/15	1,540,000	993,300
GMAC Inc., Senior Bonds, zero coupon bond	0.000%	12/1/12	510,000	415,101
GMAC Inc., Senior Notes	7.500%	12/31/13	110,000	113,025
GMAC Inc., Senior Notes	8.300%	2/12/15	80,000	84,200	(a)
GMAC Inc., Senior Notes	8.000%	3/15/20	610,000	626,775	(a)
GMAC Inc., Subordinated Notes	8.000%	12/31/18	93,000	92,535
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	545,000	551,998
SLM Corp., Senior Notes	8.000%	3/25/20	1,360,000	1,326,541

Total Consumer Finance				8,721,821

Diversified Financial Services - 7.9%
Astoria Depositor Corp.	8.144%	5/1/21	560,000	546,350	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	420,000	498,872
CCM Merger Inc., Notes	8.000%	8/1/13	855,000	748,125	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	640,222	606,610
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	100,222	93,708
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	467,036	432,008
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	1,663,851	1,539,062
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	100,000	100,231
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	500,000	512,500	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	390,000	436,800	(a)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	1,070,000	1,046,358
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	600,000	566,398
International Lease Finance Corp., Notes	5.875%	5/1/13	180,000	172,979
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	320,000	328,171	(a)
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	30,000	32,091	(d)(f)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	620,000	644,025	(a)
Leucadia National Corp., Senior Notes	7.750%	8/15/13	550,000	574,750
Leucadia National Corp., Senior Notes	8.125%	9/15/15	260,000	270,725
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	500,000	507,500
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	250,000	247,353	(a)
New Communications Holdings Inc., Senior Notes	8.750%	4/15/22	55,000	55,275	(a)
Smurfit Kappa Funding PLC, Senior Subordinated Notes	7.750%	4/1/15	555,000	546,675
TNK-BP Finance SA	7.875%	3/13/18	767,000	845,617	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	374,000	411,868	(a)
UPC Germany GmbH, Senior Secured Bonds	8.125%	12/1/17	500,000	518,125	(a)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	655,000	640,263	(a)

Total Diversified Financial Services				12,922,439

Insurance - 0.9%
American International Group Inc., Junior Subordinated Notes	8.175%	5/15/58	320,000	272,800	(d)
American International Group Inc., Medium-Term Notes, Senior Notes	5.450%	5/18/17	665,000	612,641

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - continued
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	$75,000	$69,794
American International Group Inc., Senior Notes	8.250%	8/15/18	505,000	530,687

Total Insurance				1,485,922

Real Estate Investment Trusts (REITs) - 0.5%
DuPont Fabros Technology LP, Senior Notes	8.500%	12/15/17	260,000	269,100	(a)
Host Hotels & Resorts LP, Senior Notes	7.125%	11/1/13	625,000	639,062

Total Real Estate Investment Trusts (REITs)				908,162

Real Estate Management & Development - 0.6%
Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	291,200	131,040	(a)(c)
Realogy Corp., Senior Notes	10.500%	4/15/14	1,040,000	902,200

Total Real Estate Management & Development				1,033,240

TOTAL FINANCIALS				27,649,869

HEALTH CARE - 5.0%
Biotechnology - 0.1%
Talecris Biotherapeutics Holdings Corp., Senior Notes	7.750%	11/15/16	110,000	111,100	(a)

Health Care Equipment & Supplies - 0.5%
Biomet Inc., Senior Notes	10.000%	10/15/17	360,000	398,700
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	370,000	408,850	(e)

Total Health Care Equipment & Supplies				807,550

Health Care Providers & Services - 4.3%
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	1,340,000	1,216,050
HCA Inc., Senior Notes	6.300%	10/1/12	400,000	401,500
HCA Inc., Senior Secured Notes	9.125%	11/15/14	400,000	423,500
HCA Inc., Senior Secured Notes	9.625%	11/15/16	1,181,000	1,268,099	(e)
HCA Inc., Senior Secured Notes	7.875%	2/15/20	85,000	89,197	(a)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	1,014,000	1,102,725	(a)
Universal Hospital Services Inc., Senior Secured Notes	3.859%	6/1/15	370,000	317,275	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	245,000	245,000	(e)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	1,868,723	1,779,958	(d)(e)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	170,000	178,500

Total Health Care Providers & Services				7,021,804

Pharmaceuticals - 0.1%
Pharmanet Development Group Inc., Senior Secured Notes	10.875%	4/15/17	190,000	190,000	(a)

TOTAL HEALTH CARE				8,130,454

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.2%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	715,000	759,687	(a)
TransDigm Inc., Senior Subordinated Notes	7.750%	7/15/14	300,000	309,000	(a)
Triumph Group Inc., Senior Subordinated Notes	8.000%	11/15/17	140,000	140,700
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	660,000	663,300	(a)

Total Aerospace & Defense				1,872,687

Airlines - 3.2%
American Airlines Inc., Senior Secured Notes	10.500%	10/15/12	150,000	160,500	(a)
Continental Airlines Inc., Pass-Through Certificates	7.339%	4/19/14	1,400,000	1,363,250
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	1,800,000	1,692,000	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	495,000	492,525
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	707,515	665,949
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Notes	9.750%	12/17/16	230,000	236,900
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	93,104	85,656
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	245,000	258,781	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	310,000	327,050	(a)

Total Airlines				5,282,611

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Building Products - 0.3%
Nortek Inc., Senior Secured Notes	11.000%	12/1/13	$430,578	$463,948
USG Corp., Senior Notes	9.750%	8/1/14	85,000	90,525	(a)

Total Building Products				554,473

Commercial Services & Supplies - 2.1%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	615,000	674,962	(a)
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	250,000	236,250	(a)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	840,000	751,800	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	260,000	267,475	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	595,000	609,875	(a)
RSC Equipment Rental Inc., Senior Notes	9.500%	12/1/14	540,000	537,300
RSC Equipment Rental Inc., Senior Secured Notes	10.000%	7/15/17	405,000	431,325	(a)

Total Commercial Services & Supplies				3,508,987

Machinery - 0.1%
American Railcar Industries Inc., Senior Notes	7.500%	3/1/14	230,000	220,800

Marine - 0.5%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	910,000	873,600	(a)

Road & Rail - 1.8%
Amsted Industries Inc., Senior Notes	8.125%	3/15/18	180,000	180,900	(a)
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes	9.625%	3/15/18	260,000	273,000	(a)
Kansas City Southern de Mexico, Senior Notes	7.625%	12/1/13	450,000	462,375
Kansas City Southern de Mexico, Senior Notes	7.375%	6/1/14	145,000	146,813
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	210,000	249,375
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	560,000	576,800	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	100,000	119,500
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	865,000	926,631

Total Road & Rail				2,935,394

Trading Companies & Distributors - 0.6%
Ashtead Capital Inc., Notes	9.000%	8/15/16	275,000	279,813	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	185,000	185,925	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	415,000	403,587
Penhall International Corp., Senior Secured Notes	12.000%	8/1/14	50,000	37,875	(a)(c)

Total Trading Companies & Distributors				907,200

TOTAL INDUSTRIALS				16,155,752

INFORMATION TECHNOLOGY - 2.9%
Electronic Equipment, Instruments & Components - 1.0%
Jabil Circuit Inc., Senior Notes	7.750%	7/15/16	700,000	740,250
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	30,000	32,550
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	940,000	921,200

Total Electronic Equipment, Instruments & Components				1,694,000

IT Services - 1.4%
Ceridian Corp., Senior Notes	13.000%	11/15/15	553,800	534,417	(e)
First Data Corp., Senior Notes	9.875%	9/24/15	660,000	572,550
First Data Corp., Senior Notes	10.550%	9/24/15	1,052,750	894,838	(e)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	280,000	270,900	(a)

Total IT Services				2,272,705

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices Inc., Senior Notes	8.125%	12/15/17	50,000	51,750	(a)
Freescale Semiconductor Inc., Senior Notes	8.875%	12/15/14	285,000	273,600
Freescale Semiconductor Inc., Senior Notes	9.125%	12/15/14	154,166	148,770	(e)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	340,000	302,600

Total Semiconductors & Semiconductor Equipment				776,720

TOTAL INFORMATION TECHNOLOGY				4,743,425

MATERIALS - 8.6%
Chemicals - 2.2%
Ashland Inc., Senior Notes	9.125%	6/1/17	980,000	1,100,050	(a)
FMC Finance III SA, Senior Notes	6.875%	7/15/17	280,000	292,600
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	620,000	651,775	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Chemicals - continued
Hexion Finance Escrow LLC/Hexion Escrow Corp., Senior Secured Notes	8.875%	2/1/18	$250,000	$247,500	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	349,000	495,535	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	365,000	386,900
Solutia Inc., Senior Notes	7.875%	3/15/20	430,000	437,525

Total Chemicals				3,611,885

Construction Materials - 0.0%
Headwaters Inc., Senior Secured Notes	11.375%	11/1/14	25,000	26,219	(a)

Containers & Packaging - 1.4%
Berry Plastics Holding Corp., Second Priority Senior Secured Notes	8.875%	9/15/14	570,000	559,313
BWAY Corp., Senior Subordinated Notes	10.000%	4/15/14	480,000	525,000	(a)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	600,000	0	(b)(c)(g)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	575,000	609,500
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	590,000	600,325	(a)

Total Containers & Packaging				2,294,138

Metals & Mining - 1.8%
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	1,405,000	1,482,275
Novelis Inc., Senior Notes	7.250%	2/15/15	385,000	373,450
Novelis Inc., Senior Notes	11.500%	2/15/15	60,000	64,875
Ryerson Holding Corp., Senior Discount Notes, zero coupon bond	0.000%	2/1/15	1,040,000	478,400	(a)
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	250,000	297,500
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	180,000	215,100

Total Metals & Mining				2,911,600

Paper & Forest Products - 3.2%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	549,283	580,180	(a)(b)
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	200,000	200,000	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	1,471,000	1,360,675	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	640,000	700,800	(a)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	865,000	865,000
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	835,000	905,975	(a)
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	750,000	731,250

Total Paper & Forest Products				5,343,880

TOTAL MATERIALS				14,187,722

TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 4.7%
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	350,000	383,250	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	180,000	143,100
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	420,000	42	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	130,000	136,175	(a)
Intelsat Corp., Senior Notes	9.250%	8/15/14	200,000	206,000
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	1,785,000	1,856,400
Intelsat Jackson Holdings Ltd.: Senior Notes	9.500%	6/15/16	415,000	444,050
Senior Notes	11.500%	6/15/16	800,000	864,000
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	370,000	355,200	(a)
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	375,000	404,062	(a)
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	690,000	738,300	(a)
tw telecom holdings Inc., Senior Notes	8.000%	3/1/18	520,000	534,300	(a)
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	400,000	434,000	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	670,000	666,650	(a)
Windstream Corp., Senior Notes	8.625%	8/1/16	580,000	595,950

Total Diversified Telecommunication Services				7,761,479

Wireless Telecommunication Services - 3.1%
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	490,000	510,825

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication - continued
Sprint Capital Corp., Senior Notes	7.625%	1/30/11	$1,000,000	$1,033,750
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	1,025,000	1,071,125
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,700,000	1,585,250
True Move Co., Ltd., Notes	10.750%	12/16/13	860,000	901,925	(a)

Total Wireless Telecommunication Services				5,102,875

TOTAL TELECOMMUNICATION SERVICES				12,864,354

UTILITIES - 5.4%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	60,000	42,000

Gas Utilities - 0.4%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	130,000	147,197
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	440,000	449,350

Total Gas Utilities				596,547

Independent Power Producers & Energy Traders - 5.0%
AES Corp., Senior Notes	8.000%	10/15/17	1,050,000	1,071,000
AES Corp., Senior Notes	8.000%	6/1/20	105,000	105,131
Dynegy Holdings Inc., Senior Debentures	7.625%	10/15/26	1,060,000	683,700
Dynegy Inc., Bonds	7.670%	11/8/16	140,000	136,063
Edison Mission Energy, Senior Notes	7.750%	6/15/16	880,000	646,800
Edison Mission Energy, Senior Notes	7.200%	5/15/19	290,000	201,550
Edison Mission Energy, Senior Notes	7.625%	5/15/27	450,000	290,250
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	40,000	29,900
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	4,661,572	3,193,177	(e)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	325,000	293,313
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125%	6/30/17	129,707	137,813
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	350,746	377,052
NRG Energy Inc., Senior Notes	7.375%	2/1/16	355,000	353,225
NRG Energy Inc., Senior Notes	7.375%	1/15/17	620,000	615,350

Total Independent Power Producers & Energy Traders				8,134,324

TOTAL UTILITIES				8,772,871

TOTAL CORPORATE BONDS & NOTES (Cost - $143,191,167)				144,535,599

COLLATERALIZED SENIOR LOANS - 4.6%
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.5%
Allison Transmission Inc., Term Loan B	2.980 - 3.010%	6/11/10	864,699	824,552	(h)(i)

Specialty Retail - 0.1%
Michaels Stores Inc., Term Loan B	2.500 - 2.563%	6/30/10	100,511	95,831	(h)(i)
Michaels Stores Inc., Term Loan B	4.750 - 4.813%	6/30/10	135,265	131,968	(h)(i)

Total Specialty Retail				227,799

Textiles, Apparel & Luxury Goods - 0.0%
Simmons Co., Term Loan	7.390%	8/16/10	565,534	3,535	(c)(h)(i)

TOTAL CONSUMER DISCRETIONARY				1,055,886

ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Turbo Beta Ltd., Term Loan	14.500%	5/13/10	1,125,424	996,000	(c)(h)(i)

FINANCIALS - 0.7%
Real Estate Management & Development - 0.7%
Realogy Corp., Term Loan	13.500%	4/15/10	1,000,000	1,102,500	(h)(i)

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.4%
Hawker Beechcraft, Term Loan B	2.248 - 2.290%	6/30/10	755,747	638,201	(h)(i)

Airlines - 0.2%
United Airlines Inc., Term Loan B	2.250%	4/28/10	492,880	429,157	(h)(i)

Trading Companies & Distributors - 0.1%
Penhall International Corp., Term Loan	9.631%	4/1/10	666,086	83,261	(h)(i)

TOTAL INDUSTRIALS				1,150,619

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.6%
Chemicals - 0.6%
Lyondell Chemical Co., Term Loan	5.799 - 6.560%	4/30/10	$499,507	$533,848	(h)(i)
Lyondell Chemical Co., Term Loan	3.748 - 7.000%	4/30/10	687,405	541,847	(h)(i)

TOTAL MATERIALS				1,075,695

UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 1.4%
Energy Future Holdings, Term Loan	3.729 - 3.790%	6/30/10	2,732,867	2,225,942	(h)(i)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $8,376,336)				7,606,642

CONVERTIBLE BONDS & NOTES - 0.8%
FINANCIALS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management Inc., Senior Notes	4.000%	2/15/15	130,000	132,438

INDUSTRIALS - 0.7%
Marine - 0.7%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	1,265,000	1,114,781

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,221,081)				1,247,219

SOVEREIGN BOND - 0.8%
Russia - 0.8%
Russian Federation (Cost - $1,184,050)	7.500%	3/31/30	1,081,000	1,248,663	(a)

SECURITY			SHARES	VALUE
COMMON STOCKS - 1.5%
CONSUMER DISCRETIONARY - 1.0%
Media - 1.0%
Charter Communications Inc.			36,112	1,245,864	(g)
Charter Communications Inc., Class A Shares			7,285	251,332	*
Dex One Corp.			1,590	44,383	*
SuperMedia Inc.			1,105	45,182	*

TOTAL CONSUMER DISCRETIONARY				1,586,761

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			3,842	110,854	*

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group Inc.			5,750	224,020	*

INDUSTRIALS - 0.0%
Building Products - 0.0%
Nortek Inc.			1,386	56,152	*

MATERIALS - 0.3%
Chemicals - 0.3%
Georgia Gulf Corp.			28,965	535,563	*

TOTAL COMMON STOCKS (Cost - $4,033,254)				2,513,350

	RATE	MATURITY DATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 1.3%
Bank of America Corp.	7.250%		1,270	1,238,250
Citigroup Inc.	7.500%	12/15/12	6,800	828,784

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,953,323)				2,067,034

PREFERRED STOCKS - 1.1%
FINANCIALS - 1.0%
Commercial Banks - 0.2%
Santander Finance Preferred SA Unipersonal	10.500%		10,625	300,156	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE		SHARES	VALUE
Diversified Financial Services - 0.8%
Citigroup Capital XII	8.500%		53,525	$1,383,289	*

Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association (FNMA)	8.250%		16,625	21,114	*

TOTAL FINANCIALS				1,704,559

TELECOMMUNICATION SERVICES - 0.1%

		MATURITY DATE	FACE AMOUNT
Wireless Telecommunication Services - 0.1%
Centaur Funding Corp.	9.080%	4/21/2010	$160	174,550	(a)

TOTAL PREFERRED STOCKS (Cost - $2,225,048)				1,879,109

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings		4/28/14	714	7	*(c)(g)
Charter Communications Inc.		11/30/14	1,160	6,960	*
Jazztel PLC		7/15/10	165	0	*(a)(c)(g)
Nortek Inc.		12/7/14	3,306	8,266	*(g)
SemGroup Corp.		11/30/14	4,045	33,369	*(c)
Turbo Beta Ltd.		11/1/14	1	0	*(c)(g)

TOTAL WARRANTS (Cost - $44,477)				48,602

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $162,228,736)				161,146,218

SECURITY		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 1.7%
Repurchase Agreement - 1.7%
Morgan Stanley tri-party repurchase agreement dated 3/31/10; Proceeds at maturity - $2,722,001; (Fully collateralized by U.S. government agency obligation, 0.000% due 4/22/10; Market value - $2,794,721) (Cost - $2,722,000)	0.010%	4/1/10	$2,722,000	2,722,000

TOTAL INVESTMENTS - 99.8% (Cost - $164,950,736#)				163,868,218
Other Assets in Excess of Liabilities - 0.2%				327,183

TOTAL NET ASSETS - 100.0%				$164,195,401

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of March 31, 2010.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(h)	The date shown represents the last in a range of interest reset dates.

(i)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Variable High Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$144,288,246	$247,353	$144,535,599
Collateralized senior loans	—	7,606,642	—	7,606,642
Convertible bonds & notes	—	1,247,219	—	1,247,219
Sovereign bond	—	1,248,663	—	1,248,663

Notes to Schedule of Investments (unaudited) (continued)

Common stocks	$1,267,486	1,245,864	—	2,513,350
Convertible preferred stocks	2,067,034	—	—	2,067,034
Preferred stocks	321,270	1,557,839	—	1,879,109
Warrants	—	40,329	8,273	48,602

Total long-term investments	$3,655,790	$157,234,802	$255,626	$161,146,218

Short-term investment†	—	2,722,000	—	2,722,000

Total investments	$3,655,790	$159,956,802	$255,626	$163,868,218

Forward foreign currency contracts	—	$2,526	—	2,526

Total	$3,655,790	$159,959,328	$255,626	$163,870,744

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET- BACKED SECURITIES	COMMON STOCKS	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2009	$1,068,707	$0	$92,219	$0	$42,156	$1,203,082
Accrued premiums/discounts	87,979	—	—	—	—	87,979
Realized gain/(loss) (1)	(694,652)	(1,559,726)	—	(23,000)	(54,863)	(2,332,241)
Change in unrealized appreciation (depreciation) (2)	505,277	1,559,726	18,636	23,000	54,348	2,160,987
Net purchases (sales)	259,080	—	—	—	—	259,080
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(979,038)	—	(110,855)	—	(33,368)	(1,123,261)

Balance as of March 31, 2010	$247,353	—	—	—	$8,273	$255,626

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2010 (2)	$0	—	—	$0	$(33,883)	$(33,883)

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a Forward foreign currency contract, the Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Credit and Market Risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,880,844
Gross unrealized depreciation	(12,963,362)

Net unrealized depreciation	$(1,082,518)

At March 31, 2010, the Portfolio had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Euro	346,882	$469,469	5/18/10	$2,526

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2010.

Notes to Schedule of Investments (unaudited) (continued)

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$2,526	—	$2,526
Other Contracts	—	—	—

Total	$2,526	—	$2,526

During the period ended March 31, 2010, the Portfolio had an average market value of $355,896 in forward foreign currency contracts to sell.

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and/or percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	May 26, 2010

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date:	May 26, 2010